Schedule of Revenue (Details) (Parenthetical) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number		89.09	100.55	43.93
Bitcoin Operations in Duffsite [Member]
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number		61.22	100.55	43.93
Bitcoin Operation in Memphis site [Member]
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number	27.87